Annual Fund Operating Expenses - Brandes Core Plus Fixed Income Fund	Jan. 28, 2021
A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	none
Other Expenses	0.27%	[1]
Total Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.87%
Less: Fee Waiver and/or Expense Reimbursement	0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.51%	[2]
R6
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	none
Other Expenses	0.27%	[1]
Total Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.62%
Less: Fee Waiver and/or Expense Reimbursement	0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.31%	[2]
I
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	none
Other Expenses	0.31%	[1]
Total Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.66%
Less: Fee Waiver and/or Expense Reimbursement	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.31%	[2]

[1]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees. Acquired fund fees and expenses are also included in “Other Expenses;” therefore, Total Annual Fund Operating Expenses do not correlate with the financial highlights.
[2]	The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 28, 2022: 0.50%, 0.30% and 0.30%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.